Fair Values Of Financial Instruments - Reconciliation of unobservable input reconciliation (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	$ 1,046,062,309
Asset at the end of period	1,030,980,553	$ 1,046,062,309
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	10,891,656	7,640,237
Asset at the end of period	5,155,137	10,891,656
Investment in equity instruments [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(1,483,592)	5,085,061
Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(1,182,000)	750,180
Private securities corporate bonds [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	1,041,220
Dividends received [Member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(582,269)	(682,674)
Net monetary inflation adjustment [Member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	$ (3,529,878)	$ (1,901,148)